UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                                     as of January 31, 2008  (Unaudited)
--------------------------------------------------------------------------------------------

DWS Global Bond Fund

                                                                 Principal
                                                                   Amount          Value ($)
                                                                 ----------------------------

    Foreign Denominated Debt Obligations 78.5%

Argentine Peso 0.1%
Republic of Argentina, 2.0%, 1/3/2010 (Cost $93,473)                   270,000          91,054

British Pound 5.1%
European Investment Bank, 4.875%, 9/7/2016                             750,000       1,491,917
United Kingdom:
    4.0%, 9/7/2016                                                     905,000       1,741,203
    4.25%, 6/7/2032                                                    860,000       1,670,648
    4.25%, 3/7/2036                                                    477,500         932,346
    8.0%, 6/7/2021                                                     435,000       1,158,261
                                                                                 -------------
(Cost $6,820,329)                                                                    6,994,375

Canadian Dollar 1.3%
Government of Canada:
    5.0%, 6/1/2014                                                     580,000         619,951
    Series WL43, 5.75%, 6/1/2029                                       970,000       1,172,714
                                                                                 -------------
(Cost $1,545,625)                                                                    1,792,665

Euro 42.6%
Aviva PLC, 5.7%, 9/29/2049                                             450,000         645,238
BA Credit Card Trust, Series 03A5, 4.15%, 4/19/2010                    900,000       1,322,196
Bank Nederlandse Gemeenten NV, 4.0%, 3/2/2009                        3,000,000       4,462,105
Bundesobligation:
    Series 142, 3.0%, 4/11/2008                                        880,000       1,305,705
    Series 145, 3.5%, 10/9/2009                                      1,430,000       2,126,788
Bundesrepublic Deutschland:
    Series 04, 4.25%, 7/4/2014                                       4,920,000       7,538,313
    Series 03, 4.75%, 7/4/2034                                       2,140,000       3,323,878
    Series 02, 5.0%, 1/4/2012                                        6,060,000       9,480,319
    Series 00, 5.25%, 1/4/2011                                       1,115,000       1,738,067
    Series 00, 5.5%, 1/4/2031                                          910,000       1,551,934
Buoni Poliennali Del Tesoro:
    2.75%, 6/15/2010                                                 1,550,000       2,261,614
    4.0%, 4/15/2012                                                  1,160,000       1,741,368
    4.0%, 2/1/2017                                                   1,100,000       1,613,063
    5.25%, 8/1/2017                                                    810,000       1,303,479
    5.75%, 2/1/2033                                                  1,295,000       2,189,096
    6.0%, 5/1/2031                                                     450,000         783,048
    6.5%, 11/1/2027                                                    460,000         842,624
Government of France:
    4.25%, 10/25/2023                                                3,160,000       4,640,984
    5.0%, 10/25/2016                                                   510,000         814,749
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017                      440,000         660,827
Rabobank Nederland-Cooperatieve Centrale Raiffeisen-
    Boerenleenbank BA, Series 1511, 3.75%, 9/15/2009                 3,000,000       4,444,710
Republic of Austria, 144A, 4.0%, 9/15/2016                           1,740,000       2,590,582
Republic of Greece:
    4.3%, 7/20/2017                                                    715,000       1,061,895
    4.5%, 9/20/2037                                                    350,000         489,712
                                                                                 -------------
(Cost $54,821,239)                                                                  58,932,294

Japanese Yen 24.3%
Government of Japan:
    Series 50, 0.8%, 9/20/2010                                     468,000,000       4,418,405
    Series 269, 1.3%, 3/20/2015                                    330,000,000       3,145,059
    Series 235, 1.4%, 12/20/2011                                 1,081,000,000      10,396,731
    Series 256, 1.4%, 12/20/2013                                   442,000,000       4,257,572
    Series 289, 1.5%, 12/20/2017                                   532,000,000       5,032,912
    Series 64, 1.9%, 9/20/2023                                      55,000,000         517,315
    Series 73, 2.0%, 12/20/2024                                     42,000,000         397,967
    Series 13, 2.0%, 12/20/2033                                    137,000,000       1,205,502
    Series 74, 2.1%, 12/20/2024                                    437,000,000       4,199,605
                                                                                 -------------
(Cost $30,556,975)                                                                  33,571,068

Malaysian Ringgit 1.6%
Government of Malaysia, Series 04/04, 4.032%,
  9/15/2009 (Cost $1,879,158)                                        6,900,000       2,155,125

Mexican Peso 0.5%
Mexican Bonds, Series M-20, 8.0%, 12/7/2023 (Cost $648,792)          7,000,000         662,261

Norwegian Krone 0.1%
Government of Norway, 5.5%, 5/15/2009 (Cost $146,788)                  850,000         158,565

Swedish Krona 2.9%
Government of Sweden:
    Series 1050, 3.0%, 7/12/2016                                     3,750,000         551,606
    Series 1043, 5.0%, 1/28/2009                                    22,100,000       3,512,353
                                                                                 -------------
(Cost $3,725,549)                                                                    4,063,959
 ---------------------------------------------------------------------------------------------
Total Foreign Denominated Debt Obligations (Cost $100,237,928)                     108,421,366

    US Dollar Denominated Debt Obligations 18.2%

United States Dollar
Dominican Republic, Series REG S, 9.04%, 1/23/2018 (PIK)               262,315         293,137
Gaz Capital, Series REG S, 6.51%, 3/7/2022                             530,000         499,949
Government National Mortgage Association, 7.0%, with various
    maturities until 2/15/2029                                         137,810         146,242
Government of Ukraine, Series REG S, 6.75%, 11/14/2017                 590,000         593,015
International Bank for Reconstruction & Development,
    5.17%, 7/10/2008                                                   700,000         706,148
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017                   260,000         215,800
Majapahit Holding BV, Series REG S, 7.75%, 10/17/2016                  350,000         341,988
Petroleos de Venezuela SA, Series REG S, 5.375%, 4/12/2027             450,000         279,000
Republic of Argentina:
    5.389% *, 8/3/2012 (PIK)                                           306,250         261,516
    Series X, 7.0%, 4/17/2017                                          790,000         636,724
    8.28%, 12/31/2033 (PIK)                                            343,933         316,762
Republic of Colombia, 7.375%, 9/18/2037                                780,000         832,650
Republic of Ecuador:
    Series REG S, 9.375%, 12/15/2015                                   260,000         262,834
    Series REG S, 10.0%, 8/15/2030                                     100,000          96,750
Republic of Indonesia, Series REG S, 6.625%, 2/17/2037               1,380,000       1,290,300
Republic of Panama, 6.7%, 1/26/2036                                    120,000         121,200
Republic of Peru:
    6.55%, 3/14/2037                                                   630,000         648,522
    7.35%, 7/21/2025                                                   770,000         873,950
Republic of Philippines:
    7.75%, 1/14/2031                                                   600,000         675,000
    8.25%, 1/15/2014                                                   290,000         329,875
Republic of Turkey, 6.875%, 3/17/2036                                  890,000         874,425
Republic of Venezuela:
    7.65%, 4/21/2025                                                   810,000         704,700
    9.25%, 9/15/2027                                                    70,000          71,050
US Treasury Bond, 7.25%, 5/15/2016                                   2,000,000       2,526,406
US Treasury Notes:
    3.5%, 8/15/2009 (a)                                              7,560,000       7,712,379
    5.0%, 8/15/2011 (a)                                              3,500,000       3,799,688
 -----------------------------------------------------------------------------------------
Total US Dollar Denominated Debt Obligations (Cost $24,586,329)                   25,110,010

                                                                     Shares          Value ($)
                                                                 ------------------------------

    Securities Lending Collateral 8.6%
Daily Assets Fund Institutional, 4.22%  (b) (c)
  (Cost $11,957,750)                                              11,957,750      11,957,750

    Cash Equivalents 3.1%
Cash Management QP Trust, 4.52%  (b)
  (Cost $4,245,739)                                                4,245,739       4,245,739

                                                                      % of
                                                                   Net Assets        Value ($)
                                                                 ------------------------------
Total Investment Portfolio (Cost $141,027,746)                         108.4      149,734,865
Other Assets and Liabilities, Net                                       (8.4)     (11,666,732)
 ----------------------------------------------------------------------------------------------
Net Assets                                                             100.0      138,068,133

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual financial statements.
*    Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US
     Treasury bill rate. These securities are shown at their current rate as of
     January 31, 2008.
(a)  All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $11,512,067 which is 8.3%
     of net assets.
(b)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

As of January 31, 2008, the Fund had entered into the following open forward foreign currency exchange contracts:

                                                       Settlement    Unrealized
   Contracts to Deliver          In Exchange For          Date    Appreciation ($)
------ ---------------- ---------- --------------- -------------- -------------
USD            270,254     AUD            315,000     4/17/2008          9,591
------ ---------------- ---------- --------------- -------------- -------------
USD          2,745,981     EUR          1,887,000     4/17/2008         52,601
------ ---------------- ---------- --------------- -------------- -------------
CHF          1,455,000     EUR            920,901     4/17/2008         18,128
------ ---------------- ---------- --------------- -------------- -------------
USD            652,187     EUR            444,000     4/17/2008          6,303
------ ---------------- ---------- --------------- -------------- -------------
USD          1,363,782     JPY        145,000,000     4/17/2008          6,644
------ ---------------- ---------- --------------- -------------- -------------
EUR            131,500     JPY         20,420,000     4/17/2008          1,535
------ ---------------- ---------- --------------- -------------- -------------
JPY        145,830,000     USD          1,379,371     4/17/2008          1,101
------ ---------------- ---------- --------------- -------------- -------------
EUR          1,867,368     NOK         15,066,000     4/17/2008          9,470
------ ---------------- ---------- --------------- -------------- -------------
USD            533,034     PLN          1,328,000     4/17/2008         12,466
------ ---------------- ---------- --------------- -------------- -------------
USD          3,096,713     CHF          3,404,000     4/17/2008         56,945
------ ---------------- ---------- --------------- -------------- -------------
USD          1,254,106     CNY          8,933,000     7/16/2008         42,023
------ ---------------- ---------- --------------- -------------- -------------
----------------------------------
Total net unrealized appreciation                                      216,807
---------------------------------- --------------- -------------- -------------

                                                       Settlement    Unrealized
   Contracts to Deliver          In Exchange For          Date     Depreciation ($)
------ ---------------- ---------- --------------- -------------- -------------
CAD          1,571,000     USD          1,517,874     4/17/2008       (44,134)
------ ---------------- ---------- --------------- -------------- -------------
EUR            131,500     JPY         20,420,000     4/17/2008        (3,568)
------ ---------------- ---------- --------------- -------------- -------------
EUR            137,030     USD            199,252     4/17/2008        (3,975)
------ ---------------- ---------- --------------- -------------- -------------
EUR         23,757,000     USD         34,549,805     4/17/2008      (683,856)
------ ---------------- ---------- --------------- -------------- -------------
EUR          1,867,368     NOK         15,066,000     4/17/2008        (8,987)
------ ---------------- ---------- --------------- -------------- -------------
JPY      1,364,217,000     USD         12,868,758     4/17/2008       (24,746)
------ ---------------- ---------- --------------- -------------- -------------
JPY         23,365,000     USD            218,369     4/17/2008        (2,459)
------ ---------------- ---------- --------------- -------------- -------------
MXN          6,430,000     USD            581,837     4/17/2008        (7,017)
------ ---------------- ---------- --------------- -------------- -------------
GBP            126,000     USD            248,923     4/17/2008          (413)
------ ---------------- ---------- --------------- -------------- -------------
GBP          1,397,000     USD          2,725,826     4/17/2008       (38,638)
------ ---------------- ---------- --------------- -------------- -------------
SEK          6,371,000     USD            977,477     4/17/2008       (21,113)
------ ---------------- ---------- --------------- -------------- -------------
CHF          1,502,000     USD          1,365,383     4/17/2008       (26,155)
------ ---------------- ---------- --------------- -------------- -------------
CHF          1,455,000     EUR            920,901     4/17/2008          (348)
------ ---------------- ---------- --------------- -------------- -------------
----------------------------------
Total net unrealized depreciation                                    (865,409)
---------------------------------- --------------- -------------- -------------

Currency Abbreviations
-------------------------------- ------- ---------------------------------
AUD    Australian Dollar         JPY     Japanese Yen
CAD    Canadian Dollar           MXN     Mexican Peso
CHF    Swiss Franc               NOK     Norwegian Krone
CNY    Chinese Yuan Renminbi     PLN     Polish Zloty
EUR    Euro                      SEK     Swedish Krona
GBP    British Pound             USD     United States Dollar

     Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.
     Effective maturities of these investments may be shorter than stated
     maturities due to prepayments. Some separate investments in the Government
     National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008